Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Revenues
	Three Months Ended March 31,
	2020	2019
Turnover
Web-based	$92,376,106	$86,575,901
Land-based	23,602,084	50,399,564
Total Turnover	115,978,190	136,975,465

Winnings/Payouts
Web-based	86,095,623	82,262,937
Land-based	18,191,402	44,356,302
Total Winnings/payouts	104,287,025	126,619,239

Gross Gaming Revenues
Web-based	6,280,483	4,312,964
Land-based	5,410,682	6,043,262
Gross Gaming Revenues	$11,691,165	$10,356,226

Less: ADM Gaming Taxes	(1,530,795)	(1,193,746)
Net Gaming Revenues	$10,160,370	$9,162,480

Betting platform software and services	9,804	103,814
Revenue	$10,170,174	$9,266,294

	For the Year Ended December 31,
	2019	2018
Handle (Turnover)
Handle web-based	$328,385,837	$235,891,170
Handle land-based	125,747,337	177,334,592
Total Handle (Turnover)	$454,133,174	$413,225,762

Winnings/Payouts
Winnings web-based	309,214,993	223,064,978
Winnings land-based	105,011,619	152,446,130
Total Winnings/Payouts	414,226,612	375,511,108

Gross Gaming Revenues	$39,906,562	$37,714,654

Less: ADM Gaming Taxes	4,697,085	3,417,150

Net Gaming Revenues	$35,209,477	$34,297,504
Betting platform software and services	373,654	277,593
Revenues	$35,583,131	$34,575,097